Summary of Significant Accounting Policies - Aircraft Held for Sale (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Aircraft	Dec. 31, 2024 USD ($) Aircraft	Dec. 31, 2023 Aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale, Beginning Balance	$ 23,449	$ 66,986
Aircraft held for sale, Ending Balance	$ 33,969	$ 23,449
Number of aircrafts held for sale | Aircraft	2	3	0
Disposal Group, Held-for-Sale, Not Discontinued Operations | Gulfstream GIV Aircrafts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale, Beginning Balance	$ 11,871	$ 0
Aircraft held for sale sold	(3,650)	(27,327)
Aircraft reclassified to held for sale	1,238	42,960
Impairment gain (loss) due to fair value adjustments	(1,038)	(3,762)
Aircraft held for sale, Ending Balance	$ 8,421	$ 11,871